Shareholders Equity- annual (USD $)	Preferred Stock	Common Stock	Stock Issuable	Settlement In Progress	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit
Beginning Balance, Value (Annual Member)	$ 1,490	$ 131,179		$ (124,578)	$ 22,820,075	$ (24,714,923)
Beginning Balance, Shares (Annual Member)	1,489,647	131,179,400
Stock issued for cash, Shares (Annual Member)		16,152,778
Stock issued for cash, Value (Annual Member)		16,153			306,347
Stock issued in payment of services, accounts payable, deferred compensation and accrued interest, Shares (Annual Member)		23,089,000
Stock issued in payment of services, accounts payable, deferred compensation and accrued interest , Value (Annual Member)		23,089			488,912
Stock issued in payment of services and accounts payable, Shares (Annual Member)	1,500,000
Stock issued in payment of services and accounts payable, Value (Annual Member)	1,500				159,963
Common stock issuable (Annual Member)			267,000
Net loss for the period (Annual Member)						(888,022)
Ending Balance, Value (Annual Member)	2,990	170,421	267,000	(124,578)	23,775,297	(25,602,945)
Ending Balance, Shares (Annual Member)	2,989,647	170,421,178
Issuance of prior period issuable stock, Value (Annual Member)		12,000,000	(267,000)		255,000
Stock issued for cash, Shares (Annual Member)		20,866,667
Stock issued for cash, Value (Annual Member)		20,867			497,133
Stock issued in payment of services and accounts payable, Shares (Annual Member)		13,111,904
Stock issued in payment of services and accounts payable, Value (Annual Member)		13,111			314,889
Stock issued in payment of shareholder loans, Shares (Annual Member)		1,500,000
Stock issued in payment of shareholder loans, Value (Annual Member)		1,500			6,000
Stock issued in payment of accounts payable, Shares (Annual Member)		4,500,000			86,400
Stock issued in payment of accounts payable, Value (Annual Member)		4,500
Stock issued for services, Shares (Annual Member)	500,000
Stock issued for services, Value (Annual Member)	500				224,500
Stock compensation (Annual Member)					450,000
Stock settlement (Annual Member)				124,578	(58,888)
Common stock issuable (Annual Member)			538,720
Net loss for the period (Annual Member)						(2,008,101)
Ending Balance, Value (Annual Member)	$ 3,490	$ 222,399	$ 538,720		$ 25,550,331	$ (27,611,046)
Ending Balance, Shares (Annual Member)	3,489,647	222,399,749